PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Summary of property and equipment

	March 31, 2021	December 31, 2020
Leasehold Improvements	$2,725,713	$2,725,713
Vehicles	2,823,472	2,823,472
Furniture and Equipment	2,049,685	1,983,215
Construction in Progress	1,950,586	360,194
Total	9,549,456	7,892,594
Less: Accumulated Depreciation	(3,358,497)	(3,096,212)
Total Property and Equipment, Net	$6,190,959	$4,796,382

	2020	2019
Leasehold Improvements	$2,725,713	$971,558
Vehicles	2,823,472	2,823,473
Furniture and Equipment	1,983,215	1,330,185
Construction in Progress	360,194	566,794
Total	7,892,594	5,692,010
Less: Accumulated Depreciation	(3,096,212)	(2,237,791)
Total Property and Equipment, Net	$4,796,382	$3,454,219